Note 6 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Hot-rolled coil steel contracts hedging sales	$ 933,200
Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Long [Member] | Other Current Assets [Member]
Hot-rolled coil steel contracts hedging sales		$ 530,640
Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Short [Member] | Other Current Assets [Member]
Hot-rolled coil steel contracts hedging sales		91,760
Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Short [Member] | Current Portion of Derivative Liability [Member]
Derivative liabilities	8,905,500	7,890,700
Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Short [Member] | Other Noncurrent Liabilities [Member]
Derivative liabilities		50,420
Not Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Short [Member] | Other Current Assets [Member]
Hot-rolled coil steel contracts hedging sales	4,240,740
Not Designated as Hedging Instrument [Member] | Hot-rolled Coil Future Contracts [Member] | Short [Member] | Current Portion of Derivative Liability [Member]
Derivative liabilities	$ 5,524,020	$ 88,680